Poplar Forest Cornerstone Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 57.9%	Shares	Value
Air Freight & Logistics - 2.4%
FedEx Corp.	2,900	$815,857

Banks - 3.3%
Citigroup, Inc.	16,300	1,147,357

Biotechnology - 1.9%
United Therapeutics Corp. (a)	1,900	670,396

Capital Markets - 1.2%
LPL Financial Holdings, Inc.	1,300	424,463

Chemicals - 1.8%
Dow, Inc.	15,100	605,963

Consumer Finance - 1.4%
Ally Financial, Inc.	13,200	475,332

Consumer Staples Distribution & Retail - 1.4%
Dollar Tree, Inc. (a)	6,300	472,122

Distributors - 0.6%
Genuine Parts Co.	1,800	210,168

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	48,800	1,111,176

Electrical Equipment - 1.3%
Sensata Technologies Holding PLC	15,900	435,660

Electronic Equipment, Instruments & Components - 1.6%
Vishay Intertechnology, Inc.	31,700	536,998

Financial Services - 8.0%
Apollo Global Management, Inc.	3,460	571,454
Equitable Holdings, Inc.	26,000	1,226,420
Fidelity National Information Services, Inc.	4,600	371,542
Global Payments, Inc.	5,300	593,918
		2,763,334

Food Products - 4.8%
Kraft Heinz Co.	25,600	786,176
Tyson Foods, Inc. - Class A	15,000	861,600
		1,647,776

Gas Utilities - 3.0%
National Fuel Gas Co.	17,300	1,049,764

Health Care Providers & Services - 4.0%
Cencora, Inc.	3,600	808,848
CVS Health Corp.	12,600	565,614
		1,374,462

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp.	11,000	564,960

Insurance - 3.4%
Allstate Corp.	6,000	1,156,740

IT Services - 2.6%
International Business Machines Corp.	4,000	879,320

Multi-Utilities - 2.7%
Dominion Energy, Inc.	17,600	947,936

Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	4,800	695,232
Murphy Oil Corp.	10,800	326,808
		1,022,040

Pharmaceuticals - 1.6%
Merck & Co., Inc.	5,700	567,036

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	17,600	352,880

Textiles, Apparel & Luxury Goods - 2.1%
Tapestry, Inc.	11,200	731,696
TOTAL COMMON STOCKS (Cost $15,234,263)		19,963,436

U.S. TREASURY NOTE - 15.4%	Par	Value
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	$925,545	857,462
U.S. Treasury Notes
4.13%, 01/31/2025	175,000	174,960
2.63%, 04/15/2025	300,000	298,622
3.88%, 02/15/2043	770,000	680,442
4.13%, 08/15/2053	815,000	727,356
United States Treasury Note/Bond
4.38%, 07/31/2026	875,000	876,538
4.13%, 07/31/2031	875,000	857,705
4.38%, 05/15/2034	850,000	837,383
TOTAL U.S. TREASURY NOTE (Cost $5,557,027)		5,310,468

CORPORATE BONDS - 15.2%	Par	Value
Electric Utilities - 3.2%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	$300,000	291,213
DTE Electric Co., 3.00%, 03/01/2032	925,000	813,603
		1,104,816

Food Products - 2.5%
Kellanova, 5.75%, 05/16/2054	865,000	867,161

Gas Utilities - 2.3%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	777,656

Oil, Gas & Consumable Fuels - 2.4%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	841,500

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	762,351

Specialty Retail - 2.6%
Dick's Sporting Goods, Inc., 3.15%, 01/15/2032	1,000,000	877,045
TOTAL CORPORATE BONDS (Cost $5,247,271)		5,230,529

PREFERRED STOCKS - 1.9%	Shares	Value
Consumer Finance - 1.9%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	655,411
TOTAL PREFERRED STOCKS (Cost $713,344)		655,411

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Residential REITs - 0.9%
Sun Communities, Inc.	2,600	319,722
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $282,480)		319,722

SHORT-TERM INVESTMENTS - 8.4%	Shares	Value
Money Market Funds - 2.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 4.24% (b)	953,496	953,496

U.S. Treasury Bills - 5.6%	Par
4.93%, 02/20/2025 (c)	$175,000	174,008
5.06%, 03/20/2025 (c)	180,000	178,394
5.15%, 05/15/2025 (c)	180,000	177,257
5.17%, 06/12/2025 (c)	175,000	171,765
5.02%, 07/10/2025 (c)	180,000	176,138
4.45%, 08/07/2025 (c)	180,000	175,572
4.33%, 09/04/2025 (c)	180,000	175,036
3.93%, 10/02/2025 (c)	180,000	174,522
4.28%, 10/30/2025 (c)	180,000	173,998
4.38%, 11/28/2025 (c)	185,000	178,288
4.25%, 12/26/2025 (c)	175,000	168,093
		1,923,071
TOTAL SHORT-TERM INVESTMENTS (Cost $2,873,451)		2,876,567

TOTAL INVESTMENTS - 99.7% (Cost $29,907,836)		34,356,133
Other Assets in Excess of Liabilities - 0.3%		106,160
TOTAL NET ASSETS - 100.0%		$34,462,293
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
PLC - Public Limited Company
REIT - Real Estate Investment Trust
TIPS – Treasury Inflation Protected Securities

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Poplar Forest Cornerstone Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,963,436	$–	$–	$19,963,436
U.S. Treasury Note	–	5,310,468	–	5,310,468
Corporate Bonds	–	5,230,529	–	5,230,529
Preferred Stocks	–	655,411	–	655,411
Real Estate Investment Trusts	319,722	–	–	319,722
Money Market Funds	953,496	–	–	953,496
U.S. Treasury Bills	–	1,923,071	–	1,923,071
Total Investments	$21,236,654	$13,119,479	$–	$34,356,133

Refer to the Schedule of Investments for further disaggregation of investment categories.